SHARE CAPITAL (Tables)	12 Months Ended
Jun. 30, 2023
SHARE CAPITAL [Abstract]
SHARE CAPITAL
Ordinary share capital: shares of €1 each	2023 Number	2023 €	2022 Number	2022 €	2021 Number	2021 €
Shares on issue	25,000	25,000	100	100	100	100
Receivables from Officers	-	(25,000)	-	(100)	-	(100)
At 30 June 2023 (and 30 June 2022 and 30 June 2021)	25,000	-	100	-	100	-